9. Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
9. Income Taxes

9.	Income Taxes

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.

During the years ended December 31, 2012 and 2011, the Company incurred net losses and, therefore, had no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately $305,276 and $237,592 as of December 31, 2012 and 2011, and will expire in the years 2026 through 2032.

As of December 31, 2012 and 2011, deferred tax assets consisted of the following:

	December 31, 2012	December 31, 2011
Current Deferred Tax Assets:

Operating loss carry-forwards	$106,847	$83,157
Less: valuation allowance	(106,847)	(83,157)

Net Deferred Tax Assets	–	–